PROFORMA CONDENSED COMBINED BALANCE SHEETS (Tables)	3 Months Ended	12 Months Ended
	May 31, 2021	Dec. 31, 2020
Proforma Condensed Combined Balance Sheets
Schedule of proforma condensed combined balance sheets

PROFORMA CONDENSED COMBINED BALANCE SHEETS

(UNAUDITED)

	EZRaider
	Global, Inc.
	(Accounting	EZRaider Co.
	Acquiror)	(Legal Acquiror)	Pro - Forma
	May 31, 2021	May 31, 2021	Adjustments	Notes	Combined
	(1)	(2)
ASSETS

CURRENT ASSETS:
Cash and cash equivalents	$2,047,567	$166,426	$1,320,000	d	$3,533,993
Inventories, net	198,025	—	—		198,025
Other assets	2,400	—	—		2,400
Total current assets	2,247,992	166,426	1,320,000		3,734,418

ADVANCE	—	2,000,000	(2,000,000)	c	—

PROPERTY AND EQUIPMENT, NET	97,548	—	—		97,548
DEPOSIT FOR INVESTMENT IN D.S RAIDER LLC	500,000	—	—		500,000

TOTAL ASSETS	$2,845,540	$2,166,426	(680,000)		$4,331,966

LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)

CURRENT LIABILITIES:
Accounts payable - trade	$37,657	$52,495	$—		$90,152
Accounts payable - related parties	137,700	—	—		137,700
Notes payable- current portion	2,906,273	—	(160,000)	a	2,746,273
Deferred revenues	250,818	—	—		250,818
Total current liabilities	3,332,448	52,495	(160,000)		3,224,943

LONG TERM PORTION OF NOTE PAYABLE	30,574	—	—		30,574

STOCKHOLDERS' EQUITY/ (DEFICIT)
Class A Voting Membership Units of 1,000,000 units authorized and 1,000,000 issued and outstanding at 5/31/21	100	—	(100)	a	—
Class B Non-Voting Membership Units of 25,000 authorized and 25,000 issued and outstanding at 5/31/21	1	—	(1)	a	—
Common stock, $0.0001 par value, 250,000,000 shares authorized 42,470,000 shares issued and outstanding	—	1,250	2,855	a	4,247
			10	b
			132	d
Additional paid in capital	—	2,789,716	(519,789)	a	1,689,785
			99,990	b
			(100,000)	b
			(2,000,000)	c
			1,319,868	d

Advances by founders.net	394,988	—	—		394,988

Accumulated deficit	(912,571)	(677,035)	677,035	a	(912,571)

Total stockholders' (deficit)/equity	(517,482)	2,113,931	(520,000)		1,176,449

TOTAL LIABILITIES AND STOCKHOLDERS' (DEFICIT) EQUITY	$2,845,540	$2,166,426	$(680,000)		$4,431,966
(1)	Derived from the E-Waste audited consolidated financial statements and accompanying notes as of three months ended May 31, 2021, as contained in Form 10-Q filed on July 15, 2021 with the SEC.

(2)	Derived from the EZ Raider, LLC audited financial statements and accompanying notes as of and for the five months ended March 31, 2021.

PROFORMA CONDENSED COMBINED BALANCE SHEETS

(UNAUDITED)

	EZRaider
	Global, Inc.
	(Accounting	EZRaider Co.
	Acquiror)	(Legal Acquiror)	Pro - Forma
	December 31, 2020	February 28, 2021	Adjustments	Notes	Combined
	(1)	(2)
ASSETS

CURRENT ASSETS:
Cash and cash equivalents	$1,980	$127,239	$1,320,000	d	$1,449,219
Accounts receivable, net of allowance of $0 at 12/31/2020	445	—	—		445
Inventories, net	68,142	—	—		68,142
Other assets	2,400	—	—		2,400
Total current assets	72,967	127,239	1,320,000		1,520,206

PROPERTY AND EQUIPMENT, NET	99,355	—			99,355

TOTAL ASSETS	$172,322	$127,239	1,320,000		$1,619,561

LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)

CURRENT LIABILITIES:
Accounts payable - trade	$22,770	$1,828	$—		$24,598
Accounts payable - related parties	137,700	—	—		137,700
Accrued expenses	—	3,400	—		3,400
Notes payable- related parties	—	405,000	—		405,000
Notes payable- current portion	274,195	—	—		274,195
Deferred revenues	21,075	—	—		21,075
Total current liabilities	455,740	410,228	—		865,968

LONG TERM PORTION OF NOTE PAYABLE	30,574	—	—		30,574

STOCKHOLDERS' EQUITY/ (DEFICIT)
Class A Voting Membership Units of 1,000,000 units authorized and 1,000,000 issued and outstanding at 12/31/2020	100	—	(100)	a	—
Class B Non-Voting Membership Units of 25,000 authorized and 25,000 issued and outstanding at 12/31/2020	1	—	(1)	a	—
Common stock, $0.0001 par value, 250,000,000 shares authorized 39,970,000 shares issued and outstanding	—	1,000	2,855	a	3,997
			132	d
			10	b

Additional paid in capital	—	289,966	(576,709)	a	1,033,115
			99,990	b
			(100,000)	b
			1,319,868	d
Advances by founders.net	416,000	—			416,000
Accumulated deficit	(730,093)	(573,955)	573,955	a	(730,093)

Total stockholders' (deficit) equity /	(313,992)	(282,989)	1,320,000		723,019

TOTAL LIABILITIES AND STOCKHOLDERS' (DEFICIT) EQUITY	$172,322	$127,239	$1,320,000		$1,619,561
(1)	Derived from the E-Waste audited consolidated financial statements and accompanying notes as of and for the year ended February 28, 2021, as contained in Form 10-K filed on June 11, 2021 with the SEC.

(2)	Derived from the EZ Raider, LLC audited financial statements and accompanying notes as of and for the year ended December 31, 2020 and 2019.